Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

18. Earnings Per Share

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations.

	For the Year Ended December 31,

	2011			2010			2009

	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount

	(In thousands, except per share data)

Net (loss) income	$(735,989)			$537,206			$527,244

Basic (loss) earnings per share:
(Loss) income available to common stockholders	$(735,989)	494,629	$(1.49)	$537,206	493,033	$1.09	$527,244	488,908	$ 1.08

Effect of dilutive common stock equivalents	-	-		-	1,281		-	2,388

Diluted (loss) earnings per share:
(Loss) income available to common stockholders	$(735,989)	494,629	$(1.49)	$537,206	494,314	$1.09	$527,244	491,296	$ 1.07

Excludes options to purchase 26,833,269 shares, 16,160,000 shares and 7,007,500 shares, respectively, of the Company’s common stock which were outstanding for the years ended December 31, 2011, 2010 and 2009 as their inclusion would be anti-dilutive.